Shareholder Report, Line Graph (Details) 191878_ETFB Green SRI REITs ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Dec. 08, 2021	Oct. 31, 2025
ETFB Green SRI REITs ETF
Account Value [Line Items]
Line Graph and Table Measure Name					ETFB Green SRI REITs ETF NAV
Accumulated Value	$ 8,768	$ 6,876	$ 7,241	$ 10,000	$ 8,559
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Accumulated Value	$ 12,693	$ 9,197	$ 8,350	$ 10,000	$ 15,416